ACCOUNTING POLICIES 2 (Details) (USD $)	1 Months Ended	12 Months Ended			48 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2015
Related Party Transaction [Line Items]
Contingent rental (income) expense		$ (8,726,000)	$ 0	$ 0
Special Purpose Entities [Member]
Related Party Transaction [Line Items]
Number of vessels where rate reduction applies				4
Contingent rental (income) expense		(7,761,000)	2,436,000	0
KG Companies [Member]
Related Party Transaction [Line Items]
Number vessels leased from KG companies		4
Income recognized, resulting from the difference between agreed index and amount paid		7,800,000
Income earned, resulting from the difference between agreed index and amount paid		4,000,000	3,800,000
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Agreed per day rate reduction	6,500			6,500	6,500
Length of period over which rate reduction applies	4 years				4 years
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates	100.00%		100.00%	100.00%
Contingent rental (income) expense		$ 0	$ 52,200,000